SUPPLEMENT DATED MARCH 18, 2024 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco California Municipal Fund
Invesco High Yield Municipal Fund
Invesco Limited Term California Municipal Fund
Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Rochester® Limited Term New York Municipal Fund
Invesco Rochester® Municipal Opportunities Fund
Invesco Rochester® New York Municipals Fund
Invesco Short Duration High Yield Municipal Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Michael Camarella, Scott Cottier and Mark DeMitry no longer serve as Portfolio Managers of the Funds listed below:
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Invesco California Municipal Fund
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Invesco Limited Term California Municipal Fund
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Invesco Rochester AMT-Free New York Municipal Fund
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Invesco Rochester Limited Term New York Municipal Fund
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Invesco Rochester Municipal Opportunities Fund
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Invesco Rochester New York Municipals Fund
In addition, Mr. DeMitry no longer serves as a Portfolio Manager of Invesco High Yield Municipal Fund and Invesco Short Duration High Yield Municipal Fund. All references to Mr. Camarella, Mr. Cottier and Mr. DeMitry in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.
ACST-ATEF-SUMSTATSAI-SUP 031824